Corporate Information	12 Months Ended
Mar. 31, 2026
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

Silvercorp Metals Inc., along with its subsidiary companies (collectively the “Company”), is engaged in the acquisition, exploration, development, and mining of mineral properties. The Company’s producing mines are located in China, and current exploration and development projects are located in China, Ecuador and Kyrgyz Republic.

On January 27, 2026, the Company completed the acquisition of a 100% interest in Chaarat ZAAV CJSC (“ZAAV”), which holds a 100% interest in the mining license hosting the fully-permitted Tulkubash and Kyzyltash gold projects as well as surrounding exploration licenses (27.42 square kilometres) hosting the Karator and Ishakuld gold zones (the “Tulkubash/Kyzyltash” project). Concurrently, the Company entered into a Cooperation Agreement with the National Investment Agency under the President of the Kyrgyz Republic (the “NIA”), pursuant to which it agreed to convert ZAAV into a joint venture company (the “JVC”) between the Company (holding a 70% interest and acting as operator) and Kyrgyzaltyn (holding a 30% free-carried interest), a state-owned entity. The acquisition has diversified the Company’s mining assets and expanded its geographical presence in Central Asia.

The Company is a publicly listed company incorporated in the Province of British Columbia, Canada, with limited liability under the legislation of the Province of British Columbia. The Company’s shares are traded on the Toronto Stock Exchange and NYSE American.

The head office, registered address and records office of the Company are located at 1066 West Hastings Street, Suite 1750, Vancouver, British Columbia, Canada, V6E 3X1.